Investment Options (Details) - EBP 004	12 Months Ended
Dec. 31, 2025 USD ($) tier fund year
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Number of investment tiers offered | tier	4
Number of passively managed index funds | fund	4
Number of actively managed index funds | fund	14
Employer stock fund, maximum percent of participant's account balance	20.00%
Participant contributions, account balance over threshold automatically redirected age | year	65
Participant contribution, minimum account balance for eligibility to invest in plan	$ 10,000
Participant contribution, minimum initial investment in plan	5,000
Participant contribution, minimum subsequent transfers from another fun	$ 1,000
Self directed account, maximum percent of participant's account balance	50.00%